Intangible Assets	3 Months Ended
Mar. 31, 2014
Intangible Assets [Abstract]
Intangible Assets

Note 4. Intangible Assets

The intangible assets consisted of the following (in thousands):

	March 31, 2014		December 31, 2013
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$462,289	$67,107	$447,842	$54,029
Patents	14,209	6,922	14,065	6,523
Trademarks and trade names	59,034	5,226	59,019	3,817
Customer relationships	101,566	14,081	100,679	10,793
Non-compete agreement	10,354	1,903	10,354	1,249
Capitalized software development costs	16,889	13,963	16,612	13,828
In process research and development	49,675	-	63,998	-
	714,016	$109,202	712,569	$90,239
Accumulated amortization	109,202		90,239
Net book value of amortizable intangible assets	$604,814		$622,330

In process research and development with a gross carrying value of $14.4 million at December 31, 2013 was launched during the three months ended March 31, 2014 and is now classified as developed technology with a six-year life for amortization.

Amortization expense for intangible assets for the three-month periods ended March 31, 2014 and 2013 was approximately $19.0 million and $13.1 million, respectively.

As of March 31, 2014, estimated amortization expense relating to intangible assets currently subject to amortization for each of the next five years and thereafter was as follows (in thousands)

Year ending December 31,
Remaining 9 months of 2014	$57,537
2015	74,916
2016	74,810
2017	73,514
2018	67,601
Thereafter	206,761